FINANCIAL RISK MANAGEMENT - Credit risk (Details) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Credit risk exposure
Total financial assets	$ 45,628
Credit risk | Due
Credit risk exposure
Total financial assets	8,297
Credit risk | Not due
Credit risk exposure
Total financial assets	37,331
Cash and cash equivalents | Credit risk
Credit risk exposure
Total financial assets	25,582
Cash and cash equivalents | Credit risk | Not due
Credit risk exposure
Total financial assets	25,582
Investments | Credit risk
Credit risk exposure
Total financial assets	1,426
Investments | Credit risk | Not due
Credit risk exposure
Total financial assets	1,426
Trade receivables
Credit risk exposure
Overdue balances not covered by the allowance for doubtful accounts	8,280	$ 11,210
Trade receivables | Credit risk
Credit risk exposure
Total financial assets	17,048
Trade receivables | Credit risk | Due
Credit risk exposure
Total financial assets	8,280
Trade receivables | Credit risk | Not due
Credit risk exposure
Total financial assets	8,768
Other receivables | Credit risk
Credit risk exposure
Total financial assets	1,572
Other receivables | Credit risk | Due
Credit risk exposure
Total financial assets	17
Other receivables | Credit risk | Not due
Credit risk exposure
Total financial assets	$ 1,555